INCOME TAX (Details 1) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net operating loss carryforwards	$ 3,260,000	$ 1,589,000
Temporary differences	1,040,000	217,000
Permanent differences	0	0
Valuation allowance	(4,300,000)	(1,806,000)
Net deferred tax assets	$ 0	$ 0